Summary of Significant Accounting Policies - Schedule of Level 3 valuation and is Determined Using the Black-Scholes Valuation Model (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Private Warrants [Member]
Schedule of Level 3 valuation and is Determined Using the Black-Scholes Valuation Model [Line Items]
Beginning balance	$ 101
Acquired from the Business Combination		62
Change in fair value	(43)	39
Ending balance	58	101
Representative Warrants [Member]
Schedule of Level 3 valuation and is Determined Using the Black-Scholes Valuation Model [Line Items]
Beginning balance	399
Acquired from the Business Combination		200
Change in fair value	(169)	199
Ending balance	$ 230	$ 399